Trade and Other Payables (Tables)	12 Months Ended
Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Summary of Trade and Other Payables

	December 31 2021	December 31 2020
	$	$
Trade accounts payable	213.1	217.6
Employee and payroll liabilities	349.5	277.4
Accrued liabilities	72.1	81.0
Trade and other payables	634.7	576.0